General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES
6	GENERAL AND ADMINISTRATIVE EXPENSES

	2019	2018	2017
	USD	USD	USD

Employee costs and related benefits	1,471,974	1,178,919	287,481
Consultancy expenses	535,275	337,491	54,529
Recruitment expenses	1,360	33,362	53,912
Travel and related expenses	52,506	11,515	16,544
Rent on low value and short term leases	10,346	22,325	43,380
Advertisement and subscriptions	131,494	116,495	37,223
Printing and stationery	25,954	22,713	12,636
Licence costs	18,502	19,249	22,872
Communication expenses	35,465	19,773	9,379
Other expenses	326,108	267,418	36,310

	2,608,984	2,029,260	574,266